Cover	Mar. 07, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2025
Entity File Number	001-36844
Entity Registrant Name	RITHM PROPERTY TRUST INC.
Entity Central Index Key	0001614806
Entity Tax Identification Number	46-5211870
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RPT
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.875% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RPT PRC
Security Exchange Name	NYSE